Convenience translation	6 Months Ended
Jun. 30, 2024
Convenience translation
Convenience translation
3.	Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB7.2672 per US$1.00 on June 28, 2024 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.